18. Taxes recoverable/payable (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Recoverablepayable Tables Abstract
Current tax assets
	December 31, 2018	December 31, 2017
Recoverable taxes
Income tax and social contribution	361,758	270,614
Withholding income tax (IRRF) on financial investments	6,423	2,606
Other federal taxes	12,522	3,365
Total	380,703	276,585

Current tax liabilities
	December 31, 2018	December 31, 2017
Taxes and contributions payable
Cofins and Pasep	82,381	74,034
INSS (Social Security contribution)	38,871	35,365
IRRF (withholding income tax)	66,825	58,204
Other	12,486	16,362
Total	200,563	183,965